INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective income tax rate		0.00%	3871.90%
Unrecognized tax benefits	$ 0	$ 0	$ 0
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	25.00%	25.00%
Foreign Tax Authority [Member] | Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward		$ 4,139,357